Writer’s Direct Dial: 414.277.5161
E-Mail: dtucker@quarles.com
October 13, 2006
VIA EDGAR AND OVERNIGHT DELIVERY
Mr. Craig Slivka
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549-7010

RE:	Preliminary Proxy Statement on Schedule 14A
File No. 01859
Filed September 7, 2006
Annual Report on Form 10-K for the Year Ended December 31, 2005
Dear Mr. Slivka:
     This letter responds to the comments which Commission Staff made in its letter dated October 5, 2006 to The Oilgear Company’s (“Oilgear” or the “Company”) officer, relating to the Company’s Preliminary Proxy Statement on Schedule 14A filed September 7, 2006 via EDGAR (the “Proxy Statement”) and the Company’s Form 10-K for the fiscal year ended December 31, 2005. The Commission’s comments are reproduced below and numbered in accordance with the October 5th letter. The Company’s response to each comment is noted in italics, and we have provided a cross-reference to the page number(s) of the blackline version of Amendment No. 1 to the Preliminary Proxy Statement on Schedule 14A (“Amendment No. 1”) that addresses each Staff comment. The blackline version is enclosed with this letter. The handwritten notations in the margin of the blackline version indicate the comment number to which the changes correspond. In this letter, “we” refers to Oilgear and its management generally.
Annual Report on Form 10-K for the year ended December 31, 2005
Item 9A. Controls and Procedures, page 51
1.	In future filings, please specify the control weaknesses that resulted in the conclusion that your disclosure controls and procedures are not adequate or effective and the problems detailed in the second paragraph of this section. In this regard, also revise to disclose the specific steps that the company has taken, if any, to remediate the material weakness.

Mr. Craig Slivka
October 13, 2006

          We will comply with this request in future filings.
2.	In future filings, please disclose when the material weakness was identified, by whom it was identified and when the material weakness first began.
          We will comply with this request in future filings.
3.	In future filings, please disclose if and when you communicated these material weaknesses to the audit committee.
          We will comply with this request in future filings.
Preliminary Proxy on Schedule 14A
4.	Throughout your proxy statement, you provide that certain statements “qualified in their entirety by reference” to documents that you attach to your proxy statement. Please explain to us the purpose of these qualifications. For example, is there material information in these documents that you do not disclose in your proxy statement? Alternatively, please delete these statements as unnecessary and potentially confusing to shareholders. Refer to pages 11, 20, 41, 44, and 52.
          The references to “qualified in their entirety” have been deleted from pages 12, 20, 41 and 43. While we have been unable to locate the information you reference on page “52”, we have also modified the qualifying text located immediately prior to the Merger Agreement exhibit to more clearly state that the qualifications we are discussing in that lead-in pertain solely to the representations and warranties in the Merger Agreement itself and not the summary of these representation and warranties in the proxy statement, and have further stated that any changes to the information that is required to be included in the Company’s SEC filings will be included.
Letter to Shareholders of The Oilgear Company
5.	Please revise your descriptions of the merger to describe the transaction in clear, plain English. Please simply state that Mason Wells Buyout Fund II, L.P. will acquire you through a merger and you will cease to be a public company.
          The description of the Merger in the first paragraph of the letter to shareholders has been revised to state that Mason Wells Fund will acquire Oilgear and that Oilgear will cease to be a public company.
6.	Because this letter to shareholders also serves as soliciting material, strive for a balanced presentation. Where you include the board’s recommendation, disclose with equal prominence that board members will directly benefit from the merger.

Mr. Craig Slivka
October 13, 2006

          A new sentence has been added to the bold paragraph indicating that the members of the Board will receive some benefits in the Merger in addition to those they share with other Oilgear shareholders.
Summary Term Sheet, page 1
7.	In the second paragraph, please refer to Mason Wells Buyout Fund II and Lincoln Acquisition Corp. using abbreviated names rather than defined terms. For example, you might use “Mason Wells” and “Lincoln.”
          The terms used for each of Mason Wells Buyout Fund II, LP and Lincoln Acquisition Corp. have been revised to “Mason Wells Fund” and “Lincoln”, respectively, throughout the proxy statement and the Letter to Shareholders.
8.	Please disclose the anticipated aggregate amount of consideration that Mason Wells will pay for outstanding shares of common stock.
          The aggregate amount of consideration expected to be received for Oilgear’s outstanding shares and options of common stock has been added to the second bullet point under “Proposed Merger Transaction” on page 1.
Solicitation of Proxies, page 11
9.	Please confirm your understanding that all written soliciting materials, including emails, faxes or scripts to be used in soliciting proxies over the telephone or in person, must be filed under cover of Schedule 14A.
          We confirm that all written soliciting materials, including emails, faxes or scripts to be used in soliciting proxies over the telephone or in person, will be filed under cover of Schedule 14A.
10.	We note that you may retain a proxy solicitation firm to aid in the solicitation of proxies. Please note that if such a firm is retained you must disclose the material features of your contract with that firm. Please refer to Item 4(a)(3) of Schedule 14A.
     We confirm that additional disclosure, as set forth in Item 4(a)(3) of Schedule 14A, will be required in the definitive proxy statement if the Company retains a proxy solicitation firm.
     If the Company retains a proxy solicitation firm, it will provide a disclosure substantially similar to the following:
     “This proxy statement is being furnished in connection with the solicitation of proxies by our Board of Directors. Oilgear will bear the entire cost of solicitation of proxies, including preparation, assembly, printing and mailing of this proxy statement, the notice of the special meeting of shareholders, the enclosed proxy and any additional information furnished to shareholders. Oilgear has engaged the services of [___] to solicit proxies and to assist in the distribution of proxy materials. In connection with its retention by Oilgear, [___] has agreed to provide consulting and analytic services and to assist in the solicitation of proxies, primarily from banks, brokers, institutional investors and individual shareholders. Oilgear has agreed to pay [___] a fee of [___] plus reasonable out-of-pocket expenses for its services. Copies of solicitation materials will also be furnished to banks, brokerage houses, fiduciaries and custodians holding in their names shares of Oilgear common stock beneficially owned by others to forward to these beneficial owners. Oilgear may reimburse persons representing beneficial owners of Oilgear common stock for their costs of forwarding solicitation materials to the beneficial owners. Original solicitation of proxies by mail may be supplemented by telephone or personal solicitation by directors, officers or other regular employees of Oilgear. No additional compensation will be paid to directors, officers or other regular employees for their services.”

Mr. Craig Slivka
October 13, 2006

Summary of the Merger Agreement, page 1
Expense Reimbursements and Termination Fee. page 2
11.	Please quantify and disclose the termination fee as well as the required expense reimbursement. We note your disclosure on page 18 that the Merger Agreement could impose significant termination fees and expense reimbursement obligations.
          The “Expense Reimbursements and Termination Fee” bullet point on page 2 has been revised to include the amounts of the expense reimbursement and the break-up fee. We have also revised the disclosure under “THE MERGER-Reasons for the Merger” at page 18 to include the amount of the expense reimbursements and termination fee.
Interests of Oilgear’s Directors and Executive Officers in the Merger, page 5
12.	Quantify in dollars the aggregate amount of compensatory payments and all other benefits that directors and executive officers will receive as a result of the transaction. Provide this information on an individual and group basis.
          An additional bullet point has been added to page 5 setting forth the aggregate amount of compensatory payments and all other benefits that directors and executive officers will receive in connection with the transaction.
The Merger
Background, page 11
13.	Please disclose what aspects of your historical performance and future prospects led you to consider entering into strategic alternatives, including the sale of your company.
          Information has been added to the second paragraph on page 12 specifying the principal reasons the Oilgear Board decided to actively begin taking steps to explore its strategic alternatives in 2003.
14.	Please disclose the type of transaction one of Oilgear’s competitors proposed in March 2005.
          Paragraph 5 on page 12 has been revised to state that Strategic Purchaser A’s expressed interest included a potential purchase of Oilgear’s entire business.
15.	Please clarify whether the Board or Cleary Gull identified the three companies to target as a purchaser. We note your disclosure on page 11 that the Board was focusing on “select companies already in the fluid power industry.”

Mr. Craig Slivka
October 13, 2006

          Paragraph 6 on page 12 has been revised to indicate that it was Oilgear’s Board and management that identified the three initial companies to be targeted.
16.	Please disclose why the Board initially focused on only three companies and whether there were other industry leaders considered and discarded. We note that at least one was not approached for fear of “damaging effect.” Briefly describe this effect.
          Paragraph 6 on page 12 has been revised to include the reasons why the Board initially focused on three companies and why one additional strategic purchaser was excluded from the Board’s initial efforts. No other industry leaders were considered and excluded.
17.	Please disclose the difference between the terms “financial purchasers” and “strategic purchasers.”
          The meaning of, and differences between, “strategic purchaser” and “financial purchaser” had been more fully articulated on pages 12 and 13.
18.	Please describe in more detail the results of the calls made on and shortly after March 11, 2005 to Strategic Purchasers A, B and C. For instance, were other transactions discussed?
          Paragraph 7 on page 12 has been revised to describe the nature of the telephone calls made on or shortly after March 11, 2005. Supplementally, the Staff is advised that these calls were intended to be exactly the same to each party, i.e., merely an invitation to express an interest in obtaining more information and the preconditions to so doing.
19.	Please describe the synergies that Strategic Purchaser A informed you it did not believe could be realized by a transaction with you. We note your disclosure that [request is not complete]
           Paragraph 5 on page 13 has been modified to include the reasons Strategic Purchaser A indicated that it had decided sufficient synergies did not exist to justify its continuing to participate in Oilgear’s sale process. Supplementally, we advise the Staff that the Company has no basis other than what it was told by Strategic Purchaser A as to Strategic Purchaser A’s decision.
20.	We note that you had contacts with two other financial purchasers during April and May 2006, one of which submitted an initial indication of interest at the lower end of the price range of the other prospective purchasers. Please disclose the outcome of the contact with this other financial purchaser.
           The last paragraph on page 13 has been revised to clarify that both of these financial purchasers declined to further participate in the process and the stated reasons therefor.

Mr. Craig Slivka
October 13, 2006

21.	Please clarify the statement in the fifth paragraph on page 13 that all of the indications of interest from the other potential purchasers were substantially below $15.25 per share in light of the first sentence in this paragraph that affiliates of “Purchaser submitted an indication of interest to Oilgear’s Board of Directors, indicating a price range of $16.50 to $17.50 per Oilgear share.”
           The first sentence of the fourth paragraph on page 14 indicates that Mason Wells Fund submitted an indication of interest indicating a price range of $16.50 to $17.50 per Oilgear share. The last sentence of that paragraph has been revised to make clear that other than Mason Wells Fund’s indication of interest, all of the other indications of interest were substantially below the $15.25 per share price ultimately agreed upon by Oilgear and Purchaser.
22.	We note your disclosure that Purchaser indicated to you a lower price on August 7, 2006 “based on its supplemental due diligence investigations.” Please revise to provide more detail concerning the specific matters at issue that resulted in this lower purchase price.
           Paragraph 6 on page 15 has been revised to include the concerns Mason Wells Fund expressed about its prior stated range.
23.	We note that Oilgear’s counsel contacted several investment banks about their willingness and availability to provide an independent fairness opinion. Briefly disclose the results of those contacts and state why Stout Risius Ross, Inc. (“SRR”) was ultimately chosen.
           Paragraph 2 on page 15 has been revised to describe the results of counsel’s inquiries regarding obtaining a fairness opinion and have been further revised to state that the bases upon which the Board selected SRR were reputation, experience, availability and fee level, in each case as compared to the other firms considered.
24.	In the last paragraph on page 15, please revise to describe the “various other matters” discussed on August 23, 2006.
           The fourth paragraph on page 16 has been revised to indicate that the other matters discussed at the August 23, 2006 Board meeting were the need for obtaining the consent of Oilgear’s lender for Oilgear to enter into the proposed Merger Agreement, whether to adopt and approve certain amendments to The Oilgear Company Savings Plus Plan, issues related to Oilgear’s international joint ventures and the most appropriate manner in which to deliver news of the Merger to Oilgear’s employees, customers and vendors in the event the Merger Agreement were to be signed by both parties.

Mr. Craig Slivka
October 13, 2006

Reasons for the Merger, page 16
25.	We note your disclosure in the second to last paragraph on page 18 concerning the Board’s awareness of conflicts of interest. Please explain in more detail how the board resolved these potential conflicts of interest.
           Additional information has been provided in the second to last paragraph on page 18 indicating that, after reviewing the amounts of the payments to be received by any Board member or executive officer, the Board did not believe any of these individuals would have any significant motivation for acting other than in an independent and prudent manner and in the best interest of the Company and its shareholders.
26.	We note the statement on page 18 that the list factors considered by the board are not exhaustive. Please disclose all material factors considered by the board as well as the conclusions drawn by the board as to the benefits or detriments of each factor.
           The last paragraph on page 18 has been revised to state that the factors stated include all material considerations contemplated by the Board, and that the disclosure provides an analysis of whether the Board determined each factor to be a negative or a positive factor in its decision to approve the Merger Agreement.
Financial Fairness Advisor — Stout Risius Ross, Inc. and its Fairness Opinion, page 20
27.	Please disclose, if true, that no updated opinion will be obtained. We note that SRR does not have any obligation to update, revise, or reaffirm its opinion.
           Paragraph 5 on page 20 has been revised to state that the Company does not expect to request any updated fairness opinion.
28.	Please submit for staff review all material prepared by SRR and provided to you. Provide all transcripts, summaries and board books. We may have further comments upon reviewing these materials.
          Enclosed herewith is a copy of the only materials prepared by SRR and provided to Oilgear, which is comprised solely of the “SRR Fairness Opinion Supplement” (i.e., board book) provided to Oilgear’s Board at its August 21, 2006 Board meeting.
29.	In the first sentence above the bullet points on page 20, please describe the other things reviewed and considered or otherwise delete the reference.
          After consultation with SRR, the reference to “among other things” has been deleted above the first bullet point on page 20.

Mr. Craig Slivka
October 13, 2006

30.	Please disclose any limitations or instruction the financial fairness adviser received regarding the rendering of its opinion. Please refer to Item 1015(b)(6) of Regulation M-A.
          The text in paragraph 5 on page 20 and the first paragraph following the bullets on page 21 have been revised to make clear that the only limitations placed on SRR or instructions given to SRR by Oilgear (or any party on its behalf) were that SRR was being engaged solely to render an opinion with respect to the fairness of the Merger from a financial perspective, and that Oilgear did not provide any budget or financial projections for any year beyond fiscal 2006.
31.	We note your statement on page 21 that SRR received financial projections from you. Please provide us supplementally with copies of these projections and all other financial information you prepared for SRR.
          Enclosed with this letter is a copy of the 2006 financial projections provided by Oilgear to SRR. Also enclosed is the only other financial information prepared for SRR, which consists of: (i) a list of stock options, including grant date, exercise price and vesting schedule, for all outstanding options of the Company as of such date; (ii) a list of costs due at closing by Oilgear; and (iii) a list of unusual and non-recurring adjustments. Supplementally, we advise the Staff that items (i) through (iii) were available to all parties that had executed a confidentiality agreement and conducted diligence on Oilgear during its sales process.
Discounted Cash Flow Method, page 22
32.	Please disclose why Oilgear’s management was unable to provide SRR and the Board with financial forecast beyond the current year.
          The text in first paragraph following the bullets on page 21 and the third full paragraph on page 22 have been revised to state that Oilgear’s Board was unwilling to provide financial projections for any period beyond fiscal 2006 because of the inherent difficulty in projecting results in an industry as highly cyclical as the fluid power industry.
33.	Please briefly discuss the types of financial models upon which SRR based its discounted cash flow analysis.
          The text of third full paragraph on page 22 has been revised to specify the compounded annual growth rates assumed by SRR with respect to Oilgear’s revenues and EBITDA margins for the 2007 — 2011 fiscal years. Supplementally, we advise the Staff that SRR has informed us that the two assumptions described above were the two significant assumptions underlying its discounted cash flow model.

Mr. Craig Slivka
October 13, 2006

Guideline Company Method, page 22
34.	Please provide more detail about how SRR selected the companies used in its Guideline Company Method. We note that these companies were chosen because they were public and in similar industries. Also, disclose whether any companies meeting these criteria were excluded from the analyses.
          The text of the last paragraph on page 22 has been modified to provide further information as to the approach used by SRR (as reported to the Company by SRR) in selecting comparable companies. The last sentence of that paragraph has also been modified to state that (as reported to the Company by SRR) SRR did not exclude any company it considered to be of a comparable nature to Oilgear and for which relevant information was readily available. Supplementally, the Company advises the Staff that, with the exception of being asked by SRR if there were any other public companies which management felt should be included in the comparison beyond those identified by SRR (to which the Company responded “no”),and confirming that companies already selected were, in fact, in the fluid power business, the Company was not involved in determining which comparable companies were being selected by SRR for use in its analysis.
Miscellaneous, page 26
35.	Please briefly describe in more detail the qualifications of SRR as required by Item 1015(b)(2) of Regulation M-A. Did the board consider other financial advisors and, if so, why did it select SRR to act as its financial advisor?
          As noted above in the response to Question 23 (see paragraph 2 on page 15), the Company’s counsel provided information to the Board with respect to two independent valuation firms, and the Board selected SRR based upon reputation, experience, availability and proposed fee levels. Paragraph 3 on page 26 has been revised to include this additional information as well as information regarding SRR’s qualifications, as required by Item 1015(b)(2) of Regulation M-A.
36.	Please describe any material relationship between you and SRR and its affiliates in the past two years as well as the compensation paid to SRR during this time period. Please refer to Item 1015(b)(4) of Regulation M-A.
          Pursuant to Item 1015(b)(4) of Regulation M-A, paragraph 3 on page 26 has been revised to state that prior to this engagement Oilgear has not had any other dealings with SRR.
Directors and Officers of the Surviving Corporation, page 32
37.	Please disclose in your summary and on page 32 the identity of those who will be the directors and officers of the company after the merger. We note your disclosure on page 32

Mr. Craig Slivka
October 13, 2006

that the directors of Purchaser immediately prior to the merger will be the initial directors of the company.
     Paragraph 5 on page 31 has been revised to indicate the anticipated members of Lincoln’s board of directors immediately prior to the closing based upon Mason Wells Fund’s current expectations. We respectfully advise the Staff that Oilgear and Mason Wells Fund do not believe this information is material to investors in light of the fact that the merger is a cash transaction and Oilgear will be 100% owned by Lincoln following the Merger.
Representations and Warranties, page 40
38.	We note your statement in the first two paragraphs of this section that the representations and warranties contained in the merger agreement were made to, and solely for the benefit of, each party to the agreement and the statement that one should not rely upon the descriptions of the representations and warranties in this proxy statement or the actual representations and warranties contained in the merger agreement as characterizations of the actual state of facts. Please note that investors are entitled to rely upon disclosures in your publicly filed documents, including disclosures regarding representations and warranties. Please revise accordingly.
          The capitalized text on page 39 has been modified to delete the reference to the reader not relying upon the summary of the representations and warranties in the proxy statement.
39.	We note your statement that the subject matter of the representations and warranties may have changed since the date of the merger agreement, which subsequent information may or may not be fully reflected in Oilgear’ s public disclosures. Please include disclosure acknowledging that if specific material facts exist that contradict the representations or warranties in the merger agreement, you have provided corrective disclosure.
          Paragraph 4 on page 39 has been modified to state that any changes to the representations and warranties in the Merger Agreement that are required to be disclosed in any periodic or current report filed with the SEC have been or will be disclosed in such filings.
Amendment and Waiver page 47
40.	Briefly describe the facts under which you may waive the conditions to the merger and any circumstances under which you would re-solicit shareholders’ votes.
          Paragraph 1 on page 46 has been revised to reflect the situations in which the Company would consider amending or waiving any provision of the Merger Agreement and the criteria that would be used in determining whether the Company’s shareholders would be requested to approve the amendment or waiver.

Mr. Craig Slivka
October 13, 2006

Proxy Card
41.	Please revise the voting box on the proxy card so that shareholders may decide whether to grant a proxy to vote in favor of postponement or adjournment specifically for the solicitation of additional proxies.
          The proxy card has been revised accordingly.
Additional Responses
          As indicated in the attached letter signed by the Company’s president and chief executive officer, the Company acknowledges that:
          1. it is responsible for the adequacy and accuracy of the disclosures in the filing;
          2. staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing, and
          3. the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
          Thank you for your attention to these matters. Please let me or Joe Masterson know if we can be helpful in any other way. I can be reached at (414) 277-5161 (fax: (414) 978-8744) and Joe can be reached at (414) 277-5169.

Very truly yours,

QUARLES & BRADY LLP

Douglas J. Tucker

Enc.

cc:	David A. Zuege Joseph D. Masterson, Esq.
DJT:blm

October 12, 2006
VIA EDGAR AND OVERNIGHT DELIVERY
Mr. Craig Slivka
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549-7010

RE:	Preliminary Proxy Statement on Schedule 14A
File No. 01859
Filed September 7, 2006
Annual Report on Form 10-K for the Year Ended December 31, 2005
Dear Mr. Slivka:
          This letter accompanies our specific responses to the comments which Commission Staff made in its letter dated October 5, 2006 to The Oilgear Company’s (“Oilgear” or the “Company”) officer, relating to the Company’s Preliminary Proxy Statement on Schedule 14A filed September 7, 2006 via EDGAR (the “Proxy Statement”) and the Company’s Form 10-K for the fiscal year ended December 31, 2005.
          The Company acknowledges that:
          1. it is responsible for the adequacy and accuracy of the disclosures in the filing;
          2. staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and
          3. the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Mr. Craig Slivka
October 12, 2006

          Please contact me at (414) 327-1700 if you have any questions or comments regarding this letter or our accompanying responses to Staff comments.

Very truly yours,

David A. Zuege President and Chief Executive Officer

Enc.
cc:	Joseph D. Masterson, Esq.
Douglas J. Tucker, Esq.